INTERBANK BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of financial liabilities [line items]
Schedule of Interbank borrowings

As of December 31, 2017 and 2016 the line item Interbank borrowings is as follows:

	As of December 31,
	2017	2016
	MCh$	MCh$
Loans from financial institutions and the Central Bank of Chile
Other obligations with Central Bank of Chile	5	7
Subtotal	5	7
Loans from domestic financial institutions	480	365,436
Loans from foreign financial institutions
Sumitomo Mitsui Banking Corporation	259,199	233,060
Wells Fargo Bank N.A.	235,058	113,631
Bank Of America N.A.	228,309	-
Standard Chartered Bank	225,966	101,874
Mizuho Bank Ltd. NY.	215,967	-
Citibank N.A.	191,471	183,193
The Bank of Nova Scotia	86,419	39,967
The Toronto-Dominion Bank	62,743	-
Corporación Andina De Fomento	31,075	-
Barclays Bank PLC London	30,886	33,279
HSBC Bank Plc NY	30,875	33,214
The Bank of New York Mellon	30,839	82,594
Hsbc Bank Plc	30,838	-
European Investment Bank	12,629	13,980
Banco Santander – Hong Kong	8,341	6,165
Banco Santander Brasil S.A.	5,225	5,175
Bank Austria A.G.	2,317	-
Bank of China	823	311
Shanghai Pudong Development	714	205
Bank of Tokyo Mitsubishi	453	430
Keb Hana Bank	396	301
Shinhan Bank	394	354
Thai Military Bank Public Comp	377	425
Hua Nan Commercial Bank Ltd.	349	83
Mizuho Corporate Bank	331	411,753
Banco Santander Central Hispano	312	-
Agricultural Bank of China	295	327
Banco de Occidente	282	-
Banco Do Brasil S.A.	268	120
Unicredito Italiano	264	-
Bank of East Asia, Limited	241	54
Canara Bank	224	91
Hong Kong and Shanghai Banking	222	889
International Commercial Bank	221	-
Banque Generale Du Luxembourg	207	138
Kookmin Bank	201	317
Zhejiang Commercial Bank Ltd.	175	-
Banca Monte dei Paschi di Siena	162	309
Taiwan Cooperative Bank	159	-
Deutsche Bank A.G.	157	-
Yapi Ve Kredi Bankasi A.S.	155	73
J.P. Morgan Chase Bank N.A.	154	49
Banco Commerzbank	145	47
Bank of Taiwan	136	183
Industrial And Commercial Bank	119	-
Bank Of Nova Scotia	112	-
State Bank of India	110	289
Woori Bank	105	153
Bancolombia S.A.	94	31
Bank of Communications	93	393
Cassa Di Risparmio Di Parma E	93	132
China Construcción Bank	90	1,044
Metropolitan Bank Limited	87	26
Banca Delle Marche Spa	76	31
Australia And New Zealand Bank	62	21
Abanca Corporacion Bancaria SA	60	-
Casa Di Risparmo De Padova E.R.	56	76
Societe Generale	56	-
Hanvit Bank	55	76
Banca Popolare Dell'Emilia Rom	53	26
Banco Bradesco S.A.	50	113
Punjab National Bank	47	-
Citic Industrial Bank	39	-
Hang Seng Bank Ltd.	39	-

Subtotal	1,697,470	1,265,002

	As of December 31,
	2017	2016
	MCh$	MCh$
Loans from foreign financial institutions, continuación
Hsbc Bank Usa	38	-
First Union National Bank	35	226
Habib Bank Limited	34	105
Banco Caixa Geral.	33	-
Banco Internacional S.A.	33	-
Banca Commerciale Italiana S.P.	31	-
Bank of Montreal	30	201
Kasikornbank Public Company Li.	25	-
Citibank N.A. Turkiye Merkez S.	23	158
Liu Chong Hing Bank Limited	21	-
Banco Popular Espanol S.A.	19	56
Taiwan Business Bank	19	-
Fortis Bank S.A./N.V. Brussels	15	12
Chang Hwa Commercial Bank Ltd.	14	17
Banco De Sabadell S.A.	10	-
Bank Of China Guangdong Branch	8	14
Icici Bank Limited	8	25
Banco Popolare Soc Coop	6	5
Bank of America	-	213,200
NTT Docomo Ibc	-	33,149
Zurcher Kantonal Bank	-	20,021
Banque Bruxelles Lambert S.A.	-	5,797
Banque Cantonale Vaudoise	-	5,714
Denizbank A.S.	-	347
Banco Santander – Madrid	-	322
Unicredito Italiano	-	302
Taipei Bank	-	260
ING Bank N.V. - Vienna	-	228
Westpac Banking Corporation	-	226
BNP Paribas S.A.	-	218
Oriental Bank of Commerce	-	132
Kotak Mahindra Bank Limited	-	129
Caixabank S.A.	-	93
Development Bank Of Singapore	-	80
Hsbc France (formerly Hsbc Ccf)	-	74
Banco General S.A.	-	62
Banco De Crédito Del Perú	-	58
Hsbc Bank Canada	-	47
Finans Bank A.S.	-	46
Bangkok Bank Public Company Li.	-	42
United Bank of India	-	39
Banco Bolivariano C.A.	-	38
Banco Bilbao Vizcaya Argentaria	-	34
Hsbc Bank Brasil S.A. - Banco	-	34
Banca Popolare Di Vicenza Scpa	-	31
Bayerische Hypo- Und Vereinsba	-	27
Banco Itau	-	25
China Merchants Bank	-	22
Hsbc Bank Middle East	-	21
Banca Lombarda E Piemontese S.	-	21
Export-Import Bank Of Thailand	-	20
Cassa Di Risparmio In Bologna	-	20
Fifth Third Bank	-	15
Hdfc Bank Limited	-	13
Union Bank of India	-	10
Intesa Sanpaolo Spa	-	7
Deutsche Bank Sociedad Anonima	-	6
Industrial Bank of Korea	-	5
Others	-	4,169
Subtotal	1,697,872	1,550,925
Total	1,698,357	1,916,368

Schedule of outstanding amounts owed to the Central Bank of Chile

The outstanding amounts owed to the Central Bank of Chile under these credit lines are as follows:

	As of December 31,
	2017	2016
	MCh$	MCh$

Totals Line of credit for renegotiation with Central Bank of Chile	5	7

Loans from domestic financial institutions [Member]
Disclosure of financial liabilities [line items]
Schedule of loans from financial institutions

These obligations’ maturities are as follows:

	As of December 31,
	2017	2016
	MCh$	MCh$

Due within 1 year	480	365,436
Due within 1 and 2 year	-	-
Due within 2 and 3 year	-	-
Due within 3 and 4 year	-	-
Due after 5 years	-	-

Total loans from domestic financial institutions	480	365,436

Loans from foreign financial institutions [Member]
Disclosure of financial liabilities [line items]
Schedule of loans from financial institutions
	As of December 31,
	2017	2016
	MCh$	MCh$

Due within 1 year	1,477,318	525,521
Due within 1 and 2 year	185,519	725,315
Due within 2 and 3 year	35,035	186,352
Due within 3 and 4 year	-	80,473
Due after 5 years	-	33,264
Total loans from foreign financial institutions	1,697,872	1,550,925